INCOME TAX EXPENSE - Income tax expense (benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current:
Federal	$ (18,521)	$ 1,502,796	$ 672,064
State and local	968	188,612	(168,846)
Total current	(17,553)	1,691,408	503,218
Deferred:
Federal			(96,804)
State and local			52,641
Total deferred			(44,163)
Income tax expense (benefit)	$ (17,553)	$ 1,691,408	$ 459,055